                                          August 1, 2001

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN: Office of Filings, Information and Consumer Services

RE:   Tweedy, Browne Fund Inc. (the "Company")
      File Nos:  33-57724 and 811-7458

Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 13 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on July 30, 2001 as Accession No. 0000950156-01-500254.

      Any comments on this filing should be directed to the undersigned at
(617) 535-0523.

      Please return an electric transmittal as evidence of your receipt of this filing.


                                          Very truly yours,
                                          /s/Paula B. Gray
                                          Paula B. Gray
                                          Director I
                                          Assistant Vice President